SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021		Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Begining Balance	$ 42,278,211		$ 28,613,000
Acquired in asset purchase agreement	4,022,271	[1]	14,147,729
Additions	2,775		106,971
Amortization expense	81,864	[1]	(589,489)
Accumulated amortization			(589,489)
Ending Balance	$ 46,385,121		$ 42,278,211

[1]	To account for Somah Transaction measurement period adjustments, the Company restated the Quarterly Report on Form 10-Q for the three and six month ended June 30, 2021, originally filed on August 23, 2021. As a result of the restatement, the value of DuraGraft intangibles purchased with the Somah Transaction increased by $4,022,271 and related over estimated amortization of the intangibles decreased by $898,026.